UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22061

Name of Fund:	BlackRock Funds II
Emerging Market Debt Portfolio
Strategic Income Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:	(800) 441-7762

Date of fiscal year end:	12/31/2008

Date of reporting period:	07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil & Gas — 8.4%(a)
Gazprom (Russian Federation),
9.63%, 3/01/13		$400	$390,000
Pemex Project Funding Master Trust (Mexico),
5.75%, 3/01/18(b)		180	170,334
Petronas Capital Ltd. (Malaysia),
7.00%, 5/22/12		200	213,537

			773,871

Telecommunications — 1.6%(a)
America Movil SAB de CV (Mexico),
6.38%, 3/01/35		170	150,464

Total Corporate Bonds — 10.0%			924,335

Non-Dollar Bonds
Turkey — 0.2%
Republic of Turkey,
14.00%, 1/19/11	TRY	25	17,822

Sovereign Bonds
Government — 75.5%(a)
Dominican Republic,
9.04%, 1/23/18		55	52,463
Malaysia Government,
7.50%, 7/15/11		35	37,493
Mexico Government,
5.63%, 1/15/17		154	150,381
Republic of Argentina,
8.28%, 12/31/33		145	83,051
1.33%, 12/31/38(c)		300	73,950
Republic of Brazil,
6.00%, 1/17/17		320	308,800
8.00%, 1/15/18		830	890,175
7.13%, 1/20/37		185	190,088
Republic of Colombia,
10.00%, 1/23/12		460	510,600
7.38%, 1/27/17		150	157,125
8.13%, 5/21/24		50	54,750
Republic of Ecuador,
10.00%, 8/15/30(c)		250	181,250
Republic of Indonesia,
7.50%, 1/15/16(b)		130	127,400
6.88%, 1/17/18(b)		100	91,000
6.63%, 2/17/37(b)		130	103,512
7.75%, 1/17/38		100	90,349
Republic of Panama,
7.13%, 1/29/26		100	102,500
8.88%, 9/30/27		150	181,500
9.38%, 4/01/29		88	109,120
Republic of Peru,
6.55%, 3/14/37		260	239,200
Republic of Philippines,
7.75%, 1/14/31		340	357,000
Republic of South Africa,
6.50%, 6/02/14		220	215,600
Republic of Turkey,
7.25%, 3/15/15		320	317,600
8.00%, 2/14/34		40	39,900
6.88%, 3/17/36		335	294,800
Republic of Uruguay,
7.63%, 3/21/36		372	353,111
Republic of Venezuela,
9.25%, 9/15/27		335	249,910
9.38%, 1/13/34		270	187,650
Russian Federation,
7.50%, 3/31/30(c)		781	799,610
Ukraine Government,
6.58%, 11/21/16(b)		200	154,800
United Mexican States (Mexico),
6.75%, 9/27/34		272	273,360

Total Sovereign Bonds — 75.5%			6,978,048

Total Long-Term Investments (Cost — $8,770,260) — 85.7%			7,920,205

	Par/Shares (000)
Short-Term Securities
Brown Brothers Harriman & Co., 1.70%(d)		61	61,472
Federal Home Loan Bank, Discount Notes,
2.05%, 10/17/08(e)		900	899,180

Total Short-Term Securities (Cost — $960,652) — 10.4%			960,652

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AED	United Arab Emirates Dirham	ILS	Israeli Shekel
	AUD	Australian Dollar	JPY	Japanese Yen
	BRL	Brazilian Real	KRW	Korean Won
	CDX EM.9	Dow Jones CDX Emerging	MXIBTIIE	Mexico InterBank TIIE 28 Day
		Market Series 9	MXP	Mexican Peso
	CNY	Chinese Renminbi	SGD	Singapore Dollar
	CZK	Czechoslovakian Krone	TRY	Turkish Lira
	EUR	Euro	TWD	Taiwanese Dollar
	HUF	Hungarian Forint	USD	United States Dollar
			ZAR	South African Rand

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	SEPTEMBER 30, 2008	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Call Options Purchased
Euro versus U.S. Dollar, Strike Price 1.58 USD,
Expires 10/03/08	35	$20
U.S. Dollar versus Taiwanese Dollar, Strike Price
32.02 TWD, Expires 11/19/08	20	3,349
U.S. Dollar versus Turkish Lira, Strike Price 1.25 TRY,
Expires 10/09/08	19	4,304

		7,673

Put Options Purchased
Euro versus U.S. Dollar, Strike Price 1.47 USD,
Expires 10/03/08	28	17,342
Euro versus U.S. Dollar, Strike Price 1.56 USD,
Expires 10/03/08	14	21,202
U.S. Dollar versus Brazilian Real, Strike Price 1.75
BRL, Expires 12/10/08	45	2,450

		40,994

Total Options Purchased (Cost — $23,929) — 0.5%		48,667

Total Investments Before Options Written (Cost — $9,754,841*) — 96.6%		8,929,524

Options Written
Put Options Written
Euro versus U.S. Dollar, Strike Price 1.56 USD,
Expires 10/03/08
(Premiums received — $10,591) — (0.2)%	(14)	(21,202)

Total Investments Net of Outstanding Options Written — 96.4%		8,908,322
Other Assets in Excess of Liabilities — 3.6%		336,942

Net Assets — 100.0%		$9,245,264

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,754,841

Gross unrealized appreciation	$34,054
Gross unrealized depreciation	(859,371)

Net unrealized depreciation	$(825,317)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(d)	Represents current yield as of report date.

(e)	The rate shown is the effective yield on the discount notes at the time of purchase.

•	Foreign currency exchange contracts as of September 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	249,592	BRL	452,000	10/02/08	$12,162
USD	82,357	ILS	300,000	10/02/08	(3,987)
BRL	452,000	USD	256,340	10/02/08	(18,911)
USD	286,930	EUR	190,000	10/03/08	18,318
EUR	285,000	USD	422,603	10/03/08	(31,116)
USD	77,992	EUR	50,000	10/06/08	7,558
USD	76,046	CZK	1,195,000	10/06/08	7,427
EUR	49,616	USD	76,046	10/06/08	(6,152)
EUR	60,000	USD	86,184	10/07/08	(1,654)
USD	333,000	KRW	350,515,800	10/16/08	41,878
KRW	291,737,500	USD	283,359	10/16/08	(41,055)
USD	87,773	EUR	62,615	10/22/08	(582)
USD	86,492	HUF	15,000,000	10/22/08	(505)
USD	363,421	SGD	490,000	10/22/08	22,096
EUR	61,983	USD	86,492	10/22/08	972
HUF	15,000,000	USD	87,777	10/22/08	(780)
USD	915,963	EUR	626,867	10/23/08	31,309
USD	555,172	TRY	701,000	10/23/08	7,140
USD	153,494	JPY	16,491,200	10/23/08	(2,167)
USD	499,683	AUD	620,000	10/23/08	10,031
USD	244,946	ZAR	1,985,000	10/23/08	6,628
USD	60,924	MXP	664,000	10/23/08	397
AUD	690,000	USD	558,869	10/23/08	(13,934)
CZK	1,195,000	USD	77,992	10/23/08	(9,374)
EUR	657,000	USD	930,999	10/23/08	(3,820)
ILS	300,000	USD	83,176	10/23/08	3,168
JPY	16,530,250	USD	156,388	10/23/08	(358)
MXP	1,100,000	USD	102,328	10/23/08	(2,058)
SGD	490,000	USD	365,167	10/23/08	(23,843)
TRY	815,000	USD	649,182	10/23/08	(12,026)
ZAR	2,335,000	USD	289,500	10/23/08	(9,098)
USD	180,353	KRW	188,683,000	10/30/08	23,307
KRW	266,370,000	USD	254,957	10/30/08	(33,250)
BRL	117,000	USD	60,396	11/04/08	630
USD	155,768	CNY	1,065,000	11/10/08	1,356
CNY	1,510,000	USD	221,570	11/10/08	(2,640)
TWD	3,400,000	USD	106,084	11/21/08	(520)
USD	108,968	AED	400,000	5/19/09	(46)
AED	400,000	USD	111,096	5/19/09	(2,081)
USD	117,166	AED	430,000	7/06/09	(82)
AED	430,000	USD	118,572	7/06/09	(1,324)

Total					$(26,986)

2	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	SEPTEMBER 30, 2008

Schedule of Investments (concluded)

•	Cash of $4,500 pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of September 30, 2008 were as follows:

Contract	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
1	U.S. 5 year Treasury Note	December 2008	$112,234	$(68)

•	Swaps outstanding as of September 30, 2008 were as follows:

	Notional Amount		Unrealized Appreciation (Depreciation)
Bought credit default protection on CDX EM.9 and pay 2.65%

Broker, Citibank Expires, June 2013	USD	450,000	$1,091

Sold credit default protection on Republic of Uruguay and receive 1.65%

Broker, Deutsche Bank Expires, July 2013	USD	200,000	2,456

Bought credit default protection on Republic of Brazil and pay 1.66%

Broker, Citibank Expires, October 2013	USD	300,000	(1,900)

Bought credit default protection on Republic of Chile and pay 1.05%

Broker, JPMorgan Chase & Co. Expires, October 2013	USD	300,000	(534)

Receive a fixed rate of 8.92% and pay a floating rate based on 28 Day MXIBTIIE

Broker, JPMorgan Chase & Co. Expires, July 2018	MXP	15,000,000	8,959

Total			$10,072

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission (the “SEC”). This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1	$—	$(68)
Level 2	8,908,322	(16,914)
Level 3	—	—

Total	$8,908,322	$(16,982)

**	Other financial instruments are futures, forwards and swap contracts.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	SEPTEMBER 30, 2008	3

Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Fixed Income Funds — 99.2%
BlackRock High Yield Bond Portfolio	115,473	$763,278
BlackRock International Bond Portfolio	8,292	92,951
BlackRock Low Duration Bond Portfolio	102,409	955,472

		1,811,701

Short-Term Security — 1.9%
BlackRock TempFund, 2.92%(a)	34,232	34,232

Total Affiliated Investment Companies (Cost — $1,932,251*) — 101.1%		1,845,933
Liabilities in Excess of Other Assets — (1.1)%		(20,471)

Net Assets — 100.0%		$1,825,462

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,932,251

Gross unrealized appreciation	$—
Gross unrealized depreciation	(86,318)

Net unrealized depreciation	$(86,318)

(a)	Interest rate shown reflects the discount rate at the time of purchase.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments in open-end investment companies at net asset value each business day.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Level 1	$1,845,933
Level 2	—
Level 3	—

Total	$1,845,933

BLACKROCK STRATEGIC INCOME PORTFOLIO	SEPTEMBER 30, 2008	1

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date:	November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date:	November 24, 2008